Loans and Allowance for Credit Losses (Financial Effect of Modifications) (Details) ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	0.06%
Weighted average term increase from modification	9 months 18 days
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modification	6 months
Residential
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modification	1 year 3 months 18 days
Card
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	15.24%
Weighted average term increase from modification	3 years
Decrease in loan principal from modification	¥ 404
Krungsri
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	1.24%
Weighted average term increase from modification	1 year 8 months 12 days
Decrease in loan principal from modification	¥ 484
Other
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	3.40%
Weighted average term increase from modification	3 years